Valuation And Qualifying Accounts (Detail) (LIFO Reserve [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
LIFO Reserve [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of Year	$ 763,176	$ 620,414	$ 456,448
Additions charged to costs and expenses		142,762	163,966
Deductions	(155,936)
Balance at end of year	$ 607,240	$ 763,176	$ 620,414